7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of warrants
	2020	2019	2018
Risk-free interest rate	1.46%	1.55%	1.14%
Expected life	3 years	2.52 years	2.68 years
Expected volatility	149.71%	118.63%	108.87%
Expected dividend yield	Nil	Nil	Nil